                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-21633

Exact Name of Registrant
(as specified in charter): Cohen & Steers Dividend Majors Fund, Inc.

Address of Principal Executive Office:      757 Third Avenue
                                            New York, NY 10017

Name and address of agent for service:      John E. McLean
                                            757 Third Avenue
                                            New York, NY 10017

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments


--------------------------------------------------------------------------------
                   COHEN & STEERS DIVIDEND MAJORS FUND, INC.
--------------------------------------------------------------------------------


                             SCHEDULE OF INVESTMENTS
                         September 30, 2005 (Unaudited)



                                                                        Number
                                                                       of Shares            Value
                                                                   ------------------  ---------------
COMMON STOCK                                                 99.3%
    BASIC MATERIALS                                           3.2%
        CHEMICAL                                              1.9%
           Dow Chemical Co.                                                   29,900   $    1,245,933
           E.I. Du Pont De Nemours & Co                                       60,700        2,377,619
           PPG Industries                                                     22,400        1,325,856
                                                                                       ---------------
                                                                                            4,949,408
                                                                                       ---------------
        FOREST PRODUCTS & PAPER                               1.3%
           Temple-Inland                                                      47,800        1,952,630
           Weyerhaeuser Co.                                                   19,900        1,368,125
                                                                                       ---------------
                                                                                            3,320,755
                                                                                       ---------------
           TOTAL BASIC MATERIALS                                                            8,270,163
                                                                                       ---------------
    COMMERCIAL SERVICES                                       1.9%
        OFFICE/BUSINESS EQUIPMENT                             0.5%
           Pitney Bowes                                                       34,500        1,440,030
                                                                                       ---------------
        PRINTING                                              1.4%
           RR Donnelley & Sons Co.                                            96,800        3,588,376
                                                                                       ---------------
           TOTAL COMMERCIAL SERVICES                                                        5,028,406
                                                                                       ---------------
    CONSUMER-CYCLICAL                                         2.6%
        HOME FURNISHING                                       0.8%
           Whirlpool Corp.                                                    25,500        1,932,135
                                                                                       ---------------
        HOUSEWARE                                             1.8%
           Newell Rubbermaid                                                 211,600        4,792,740
                                                                                       ---------------
           TOTAL CONSUMER-CYCLICAL                                                          6,724,875
                                                                                       ---------------
    CONSUMER-NON-CYCLICAL                                    10.4%
        AGRICULTURE                                           2.7%
           Altria Group                                                       61,500        4,533,165
           UST                                                                61,800        2,586,948
                                                                                       ---------------
                                                                                            7,120,113
                                                                                       ---------------



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                                       1
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



--------------------------------------------------------------------------------
                   COHEN & STEERS DIVIDEND MAJORS FUND, INC.
--------------------------------------------------------------------------------


                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)


                                                                        Number
                                                                       of Shares            Value
                                                                   ------------------  ---------------
        BEVERAGE                                              0.6%
           Coca Cola Co.                                                      37,200   $    1,606,668
                                                                                       ----------------

        FOOD                                                  1.8%
           General Mills                                                      32,500        1,566,500
           Heinz HJ Co.                                                       86,200        3,149,748
                                                                                       ---------------
                                                                                            4,716,248
                                                                                       ---------------
        HOUSEHOLD PRODUCTS                                    1.6%
           Avery Dennison Corp.                                               26,700        1,398,813
           Kimberly-Clark Corp.                                               48,000        2,857,440
                                                                                       ---------------
                                                                                            4,256,253
                                                                                       ---------------
        PHARMACEUTICAL                                        3.7%
           Abbott Laboratories                                                34,600        1,467,040
           Eli Lilly and Co.                                                  57,800        3,093,456
           Pfizer                                                            128,000        3,196,160
           Wyeth                                                              40,200        1,860,054
                                                                                       ---------------
                                                                                            9,616,710
                                                                                       ---------------
           TOTAL CONSUMER-NON-CYCLICAL                                                     27,315,992
                                                                                       ---------------
    ENERGY - OIL & GAS                                        3.3%
           ChevronTexaco Corp.                                                54,500        3,527,785
           Marathon Oil Corp.                                                 73,300        5,052,569
                                                                                       ---------------
                                                                                            8,580,354
                                                                                       ---------------
    FINANCIAL                                                13.6%
        BANK                                                 11.4%
           AmSouth Bancorporation                                            167,800        4,238,628
           Bank of America Corp.                                             103,300        4,348,930
           First Horizon National Corp.                                      102,100        3,711,335
           KeyCorp                                                           143,000        4,611,750
           National City Corp.                                               133,500        4,464,240
           Regions Financial Corp.                                           131,400        4,089,168
           US Bancorp                                                        153,400        4,307,472
                                                                                       ---------------
                                                                                           29,771,523
                                                                                       ---------------



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                                       2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   COHEN & STEERS DIVIDEND MAJORS FUND, INC.
--------------------------------------------------------------------------------


                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)



                                                                        Number
                                                                       of Shares            Value
                                                                   ------------------  ---------------
        DIVERSIFIED FINANCIAL SERVICES                        0.5%
           Citigroup                                                          30,100   $    1,370,152
                                                                                       ---------------
        SAVINGS & LOAN                                        1.7%
           Washington Mutual                                                 115,000        4,510,300
                                                                                       ---------------
           TOTAL FINANCIAL                                                                 35,651,975
                                                                                       ---------------
    INDUSTRIAL                                                3.7%
        DIVERSIFIED MANUFACTURING                             0.6%
           General Electric Co.                                               44,500       1,498,315
                                                                                       ---------------
        ELECTRICAL COMPONENT & EQUIPMENT                      0.6%
           Emerson Electric Co.                                               22,100       1,586,780
                                                                                       ---------------
        ENVIRONMENTAL CONTROL                                 0.9%
           Waste Management                                                   84,300       2,411,823
                                                                                       ---------------
        METAL FABRICATE/HARDWARE                              1.1%
           Worthington Industries                                            135,100        2,841,153
                                                                                       ---------------
        PACKAGING & CONTAINER                                 0.5%
           Bemis Co.                                                          50,100        1,237,470
                                                                                       ---------------
           TOTAL INDUSTRIAL                                                                 9,575,541
                                                                                       ---------------
    REAL ESTATE                                              38.5%
        DIVERSIFIED                                           2.1%
           Vornado Realty Trust                                               62,300        5,396,426
                                                                                       ---------------
        HEALTH CARE                                           1.5%
           Ventas                                                            118,000        3,799,600
                                                                                       ---------------
        INDUSTRIAL                                            2.8%
           AMB Property Corp.                                                 83,000        3,726,700
           ProLogis                                                           80,415        3,563,189
                                                                                       ---------------
                                                                                            7,289,889
                                                                                       ---------------




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                                       3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   COHEN & STEERS DIVIDEND MAJORS FUND, INC.
--------------------------------------------------------------------------------


                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)


                                                                        Number
                                                                       of Shares            Value
                                                                   ------------------  ---------------
        OFFICE                                                9.6%
           Alexandria Real Estate Equities                                    35,200   $    2,910,688
           Boston Properties                                                 100,800        7,146,720
           Kilroy Realty Corp.                                               103,600        5,804,708
           Prentiss Properties Trust                                          87,100        3,536,260
           SL Green Realty Corp.                                              84,100        5,733,938
                                                                                       ---------------
                                                                                           25,132,314
                                                                                       ---------------
        OFFICE/INDUSTRIAL                                     1.0%
           Liberty Property Trust                                             60,100        2,556,654
                                                                                       ---------------
        RESIDENTIAL - APARTMENT                               4.2%
           AvalonBay Communities                                              72,900        6,247,530
           Essex Property Trust                                               53,200        4,788,000
                                                                                       ---------------
                                                                                           11,035,530
                                                                                       ---------------
        SELF STORAGE                                          1.3%
           Public Storage                                                     52,600        3,524,200
                                                                                       ---------------
        SHOPPING CENTER                                      15.1%
           COMMUNITY CENTER                                   5.5%
           Developers Diversified Realty Corp.                                77,400        3,614,580
           Kimco Realty Corp.                                                119,000        3,738,980
           Pan Pacific Retail Properties                                      67,800        4,468,020
           Weingarten Realty Investors                                        65,300        2,471,605
                                                                                       ---------------
                                                                                           14,293,185
                                                                                       ---------------
           REGIONAL MALL                                      9.6%
           CBL & Associates Properties                                       100,700        4,127,693
           General Growth Properties                                          98,900        4,443,577
           Macerich Co.                                                       89,800        5,831,612
           Mills Corp.                                                        90,700        4,995,756
           Simon Property Group                                               78,700        5,833,244
                                                                                       ---------------
                                                                                           25,231,882
                                                                                       ---------------
           TOTAL SHOPPING CENTER                                                           39,525,067
                                                                                       ---------------





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                                       4
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



--------------------------------------------------------------------------------
                   COHEN & STEERS DIVIDEND MAJORS FUND, INC.
--------------------------------------------------------------------------------


                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)


                                                                        Number
                                                                       of Shares            Value
                                                                   ------------------  ---------------
        SPECIALTY                                             0.9%
           Entertainment Properties Trust                                     55,800   $    2,490,354
                                                                                       ---------------
           TOTAL REAL ESTATE                                                              100,750,034
                                                                                       ---------------
    TELECOMMUNICATIONS                                        4.2%
           AllTel Corp.                                                       28,300        1,842,613
           Bellsouth Corp.                                                   186,200        4,897,060
           Verizon Communications                                            133,900        4,377,191
                                                                                       ---------------
                                                                                           11,116,864
                                                                                       ---------------
    UTILITIES                                                17.9%
        ELECTRIC - DISTRIBUTION                               1.3%
           Entergy Corp.                                                      45,200        3,359,264
                                                                                       ---------------
        ELECTRIC - INTEGRATED                                11.7%
           Dominion Resources                                                 66,500        5,728,310
           Energy East Corp.                                                 183,000        4,609,770
           Exelon Corp.                                                      106,600        5,696,704
           FPL Group                                                         120,200        5,721,520
           PPL Corp.                                                         115,600        3,737,348
           SCANA Corp.                                                       122,200        5,161,728
                                                                                       ---------------
                                                                                           30,655,380
                                                                                       ---------------
        NATURAL GAS - DISTRIBUTION                            3.4%
           AGL Resources                                                     136,300        5,058,093
           Oneok New                                                         109,400        3,721,788
                                                                                       ---------------
                                                                                            8,779,881
                                                                                       ---------------
        NATURAL GAS - INTEGRATED                              1.5%
           Equitable Resources                                                54,200        2,117,052
           Sempra Energy                                                      39,700        1,868,282
                                                                                       ---------------
                                                                                            3,985,334
                                                                                       ---------------
           TOTAL UTILITIES                                                                 46,779,859
                                                                                       ---------------
               TOTAL COMMON STOCK
                 (Identified cost-$240,939,145)                                           259,794,063
                                                                                       ---------------




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                                       5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   COHEN & STEERS DIVIDEND MAJORS FUND, INC.
--------------------------------------------------------------------------------


                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)



                                                                       Principal
                                                                         Amount             Value
                                                                   ------------------  ---------------
COMMERCIAL PAPER                                              0.5%
           San Paolo U.S. Finance Co., 2.75%, due 10/3/05
             (Identified cost-$1,418,783)                          $       1,419,000   $    1,418,783
                                                                                       ---------------

TOTAL INVESTMENTS (Identified cost-$242,357,928)             99.8%                        261,212,846

OTHER ASSETS IN EXCESS OF LIABILITIES                         0.2%                            535,584
                                                        ---------                      ---------------

NET ASSETS  (Equivalent to $20.44 per share based on
  12,805,250 shares of common stock outstanding)            100.0%                     $  261,748,430
                                                        =========                      ===============



-------
Note: Percentages indicated are based on the net assets of the fund.









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                                       6
--------------------------------------------------------------------------------

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

By: /s/ Adam M. Derechin
    -----------------------------------
         Name: Adam M. Derechin
         Title: President

         Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Adam M. Derechin                    By:  /s/ Jay J. Chen
    -----------------------------------          -----------------------------------
        Name: Adam M. Derechin                       Name: Jay J. Chen
        Title: President and principal               Title: Treasurer and principal
                executive officer                            financial officer

        Date: November 17, 2005
